COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2017, were as follows:

2018	$7,835
2019	4,698
2020	3,043
2021	2,006
2022	1,692
Thereafter	3,787

$23,061